Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,341	$ 1,500	$ 777	$ 645	$ 2,900
Marketable securities, available for sale (Notes 2,3)	31		137
Advances and accounts receivable	133		87	38
Farm product (Note 2)			43
Deposits and other current assets	50		20	16
Total Current Assets	1,799		1,064	699
Property, equipment and software, net (Note 2)	1,219		1,129	156
Other Assets
Debt issuance costs	527		663
Land (Note 2)	3,657		2,968	1,279
Water rights and infrastructure (Note 2)			28,786	24,216
Options on real estate and water shares (Note 2)				100
Dam and water infrastructure construction in progress (Note 2)	755		848	489
Discontinued operations - assets held for sale (Notes 2, 6)				259
Total Other Assets	35,330		33,265	26,343
TOTAL ASSETS	38,348		35,458	27,198
Current Liabilities:
Accounts payable	384		631	463
Current portion of notes payable (Note 4)	10,795		32
Accrued liabilities	548		495	114
Total Current Liabilities	11,727		1,158	577
Notes Payable - Long Term (Note 4)	7,406		12,104	9,128
Total Liabilities	19,133		13,262	9,705
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	24		23	20
Additional paid-in capital	43,484		39,847	28,949
Accumulated comprehensive (loss)	(15)		(51)
Accumulated (deficit)	(26,444)		(19,785)	(13,587)
Total Two Rivers Water Company Shareholders' Equity	17,049		20,034	15,382
Noncontrolling interest in subsidiary (Note 2)	2,166		2,162	2,111
Total Stockholders' Equity	19,215		22,196	17,493		7,763
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 38,348		$ 35,458	$ 27,198